UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

June 30, 2014

MFS® INTERNATIONAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.2%
Aerospace - 1.0%
Cobham PLC	2,610,209	$13,950,792
Meggitt PLC	2,361,020	20,445,687
MTU Aero Engines AG	155,880	14,341,469
Saab AB, “B”	199,440	6,128,074

		$54,866,022
Airlines - 1.4%
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	1,050,450	$9,454,050
Copa Holdings S.A., “A”	96,365	13,738,758
Koninklijke Vopak N.V.	184,240	9,006,390
Stagecoach Group PLC	6,988,526	44,970,214

		$77,169,412
Alcoholic Beverages - 0.5%
Carlsberg Group	147,199	$15,855,756
Davide Campari-Milano S.p.A.	1,242,119	10,749,268

		$26,605,024
Apparel Manufacturers - 2.1%
Burberry Group PLC	506,753	$12,861,422
Christian Dior S.A.	263,947	52,514,708
Cia. Hering S.A.	430,500	4,333,252
Gerry Weber International AG	380,243	18,593,009
Li & Fung Ltd.	4,225,138	6,258,333
Stella International Holdings Ltd.	7,507,591	20,390,533

		$114,951,257
Automotive - 2.7%
D’Ieteren S.A.	261,869	$10,976,049
ElringKlinger AG	270,538	11,163,441
Ford Otomotiv Sanayi S.A. (a)	290,456	3,619,389
GKN PLC	2,397,446	14,897,953
Guangzhou Automobile Group Co. Ltd., “H”	25,307,750	29,322,821
Koito Manufacturing Co. Ltd.	715,000	18,315,236
Motherson Sumi Systems Ltd.	3,263,216	17,592,448
Takata Corp.	667,300	14,333,397
Tofas Turk Otomobil Fabriikasi A.S.	595,860	3,698,461
USS Co. Ltd.	1,161,900	19,830,463

		$143,749,658
Biotechnology - 0.2%
Abcam PLC	550,379	$3,579,291
Lonza Group AG	57,685	6,277,179

		$9,856,470
Broadcasting - 1.3%
Havas S.A.	2,199,204	$18,059,186
Nippon Television Holdings, Inc.	610,800	10,587,481
ProSiebenSat.1 Media AG (l)	119,735	5,334,215
Proto Corp.	568,700	8,392,542
Rightmove PLC	767,123	28,147,596

		$70,521,020

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - 5.2%
Aberdeen Asset Management PLC	6,458,597	$50,170,669
Bolsa Mexicana de Valores S.A. de C.V.	5,397,996	11,450,484
CETIP S.A. Mercados Organizados	1,066,923	15,186,571
Computershare Ltd.	2,134,790	25,122,242
Daiwa Securities Group, Inc.	2,388,000	20,672,978
Hargreaves Lansdown PLC	1,057,303	22,401,218
ICAP PLC	1,982,375	12,892,019
IG Group Holdings PLC	2,141,489	21,531,547
Osaka Securities Exchange Co. Ltd.	222,700	5,484,789
Rathbone Brothers PLC	947,957	32,122,205
Schroders PLC	1,156,966	49,619,592
Yuanta Financial Holding Co. Ltd.	25,371,360	13,723,205

		$280,377,519
Business Services - 11.6%
Amadeus Fire AG	183,730	$14,065,921
Amadeus Holdings AG	1,729,808	71,343,018
Brenntag AG	168,681	30,142,224
Brunel International N.V.	295,818	8,633,930
Bunzl PLC	6,163,489	171,091,722
Cabcharge Australia Ltd.	2,111,317	8,043,100
Capgemini	157,646	11,246,549
Capita PLC	1,705,503	33,420,235
Cognizant Technology Solutions Corp., “A” (a)	446,266	21,826,870
Compass Group PLC	2,574,950	44,816,845
CTS Eventim AG	270,894	7,732,143
DKSH Holding Ltd.	50,944	3,874,800
Edenred	303,993	9,218,025
Electrocomponents PLC	1,448,122	6,513,014
Exova Group PLC (a)	3,324,060	13,994,439
Intertek Group PLC	632,964	29,778,668
LPS Brasil - Consultoria de Imoveis S.A.	1,362,800	6,167,911
LSL Property Services PLC	2,219,605	14,206,884
MITIE Group PLC	1,841,882	10,046,051
Nomura Research Institute Ltd.	741,800	23,358,590
Premier Farnell PLC	2,240,743	7,811,503
Serco Group PLC	3,846,675	24,061,594
Sodexo	371,989	40,010,585
Travis Perkins PLC	386,837	10,844,098
Wolseley PLC	75,502	4,138,728

		$626,387,447
Cable TV - 2.0%
Astro Malaysia Holdings Berhad	34,486,259	$37,697,530
Eutelsat Communications	534,604	18,575,344
SES	490,340	18,598,405
Ziggo N.V.	738,569	34,152,362

		$109,023,641
Chemicals - 0.3%
Victrex PLC	478,278	$13,931,295

Computer Software - 1.8%
AVEVA Group PLC	147,785	$5,154,494
Dassault Systemes S.A.	87,342	11,237,372

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
OBIC Business Consultants Co. Ltd.	316,800	$10,460,451
OBIC Co. Ltd.	1,853,600	61,112,719
Totvs S.A.	670,100	11,524,689

		$99,489,725
Computer Software - Systems - 1.8%
Asustek Computer, Inc.	1,844,000	$20,565,745
Brother Industries Ltd.	1,293,000	22,399,832
Konica Minolta, Inc.	1,593,500	15,745,457
Linx S.A.	421,700	9,884,518
NICE Systems Ltd.	413,463	16,892,762
Venture Corp. Ltd.	2,177,000	13,513,497

		$99,001,811
Conglomerates - 1.1%
DCC PLC	470,603	$28,857,122
First Pacific Co. Ltd.	20,751,150	23,186,540
Smiths Group PLC	335,505	7,447,157

		$59,490,819
Construction - 2.5%
Bellway PLC	2,694,534	$72,214,922
DuluxGroup Ltd.	1,000,543	5,339,995
Geberit AG	94,956	33,333,111
Semen Indonesia Persero Tbk PT	5,152,720	6,552,278
Techtronic Industries Co. Ltd.	5,127,500	16,440,232

		$133,880,538
Consumer Products - 2.5%
Beiersdorf AG	267,000	$25,837,171
Dabur India Ltd.	7,147,854	22,283,193
Henkel KGaA, IPS	264,562	30,586,013
Kimberly-Clark de Mexico S.A. de C.V., “A”	3,253,524	9,105,905
Milbon Co. Ltd.	241,596	8,156,146
PZ Cussons	531,867	3,153,972
Shiseido Co. Ltd.	222,500	4,056,636
Societe BIC S.A.	49,516	6,774,802
Uni-Charm Corp.	468,500	27,919,002

		$137,872,840
Consumer Services - 2.3%
Abril Educacao S.A., IEU	516,890	$8,145,784
Anhanguera Educacional Participacoes S.A.	1,011,200	8,420,946
Dignity PLC	1,700,539	39,900,246
Estacio Participacoes S.A.	1,736,620	22,989,878
GAEC Anima Educacao S.A.	734,900	9,905,102
Kakaku.com, Inc.	289,200	5,067,173
Kroton Educacional S.A.	711,110	19,941,333
Park24 Co Ltd.	321,000	5,836,652
Rakuten	180,200	2,328,432

		$122,535,546
Containers - 0.9%
Klabin S.A., IEU	1,813,300	$9,109,586
Mayr-Melnhof Karton AG	127,604	15,203,097

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - continued
Viscofan S.A.	366,636	$21,858,590

		$46,171,273
Electrical Equipment - 1.8%
Domino Printing Sciences PLC	1,206,483	$12,388,650
IMI PLC	595,477	15,154,007
Kaba Holding AG	4,278	2,115,362
Keyence Corp.	15,500	6,761,981
Legrand S.A.	238,002	14,562,669
OMRON Corp.	103,621	4,367,619
Pfeiffer Vacuum Technology AG	69,906	7,708,516
Sensata Technologies Holding B.V. (a)	107,328	5,020,804
Spectris PLC	777,532	29,540,835

		$97,620,443
Electronics - 2.9%
Advantech Co. Ltd.	1,891,787	$16,156,664
ASM International N.V.	352,065	14,607,103
Chroma Ate, Inc.	8,414,000	23,558,524
Halma PLC	1,384,817	13,971,007
Hirose Electric Co. Ltd.	79,708	11,841,522
Infineon Technologies AG	1,431,553	17,894,899
Seoul Semiconductor Co. Ltd.	515,028	19,393,721
Siliconware Precision Industries Co.	15,848,000	26,034,711
Stanley Electric Co. Ltd.	612,531	15,968,554

		$159,426,705
Energy - Independent - 1.4%
Cairn Energy PLC (a)	1,719,978	$5,887,141
Canadian Oil Sands Ltd.	620,200	14,054,108
Gran Tierra Energy, Inc. (a)	3,624,280	29,448,018
Japan Petroleum Exploration Co. Ltd.	158,700	6,618,701
MEG Energy Corp. (a)	438,942	15,997,802
TORC Oil & Gas Ltd.	480,040	6,604,177

		$78,609,947
Engineering - Construction - 1.2%
JGC Corp.	965,000	$29,320,073
Mills Estruturas e Servicos de Engenharia S.A.	1,379,600	16,190,554
Outotec Oyj (l)	428,741	4,508,736
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	954,760	12,756,627
Toshiba Plant Kensetsu Co. Ltd.	291,000	4,328,878

		$67,104,868
Food & Beverages - 3.5%
Arca Continental S.A.B de C.V.	1,627,118	$11,025,548
Booker Group PLC	11,295,953	25,073,466
Britvic PLC	833,189	10,373,565
Calbee, Inc.	399,400	11,015,484
Chr. Hansen Holding A.S.	429,346	18,081,129
Coca-Cola HBC AG (a)	320,235	7,354,833
Grupo Lala S.A.B. de C.V.	3,858,600	10,156,950
Kerry Group PLC	292,910	21,999,329
M. Dias Branco S.A. Industria e Comercio de Alimentos	408,800	18,080,080
P/f Bakkafrost	794,729	15,482,954

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Shenguan Holdings Group Ltd.	56,969,505	$24,036,215
Tate & Lyle PLC	488,682	5,724,681
Want Want China Holdings Ltd.	7,185,146	10,327,535

		$188,731,769
Food & Drug Stores - 2.1%
Alimentation Couche-Tard, Inc.	813,141	$22,274,600
Cosmos Pharmaceutical Corp.	108,000	11,396,476
Dairy Farm International Holdings Ltd.	2,009,409	21,420,300
E-Mart Co. Ltd.	40,821	9,360,024
FamilyMart Co. Ltd.	130,000	5,601,402
Lawson, Inc.	303,700	22,783,870
Sundrug Co. Ltd.	280,100	12,469,779
Welcia Holdings Co. Ltd. (l)	32,900	2,016,771
Wumart Stores, Inc.	5,319,514	4,138,711

		$111,461,933
Furniture & Appliances - 0.1%
SEB S.A.	39,266	$3,476,032

Gaming & Lodging - 1.0%
Ladbrokes PLC	1,528,474	$3,670,010
Minor International Public Co. Ltd.	18,676,159	16,831,849
Paddy Power PLC	161,279	10,600,288
Shangri-La Asia Ltd.	9,386,495	14,702,731
William Hill PLC	1,783,087	10,009,166

		$55,814,044
General Merchandise - 2.0%
B&M European Value Retail S.A. (a)	4,007,940	$18,862,768
Dollarama, Inc.	648,946	53,427,586
Mitra Adiperkasa Tbk.	16,240,692	6,548,335
Poundland Group PLC (a)	1,324,210	7,184,022
Seria Co. Ltd.	108,300	4,976,423
Woolworths Holdings Ltd.	2,281,249	16,763,480

		$107,762,614
Health Maintenance Organizations - 0.6%
Odontoprev S.A.	4,081,100	$17,547,160
Qualicorp S.A. (a)	1,276,200	15,075,275

		$32,622,435
Insurance - 3.6%
Admiral Group PLC	354,924	$9,408,888
Amlin PLC	2,552,151	20,445,443
Austbrokers Holdings Ltd.	1,262,645	12,846,694
Brasil Insurance Paticipaco e Administracao S.A.	1,536,800	7,477,076
Catlin Group Ltd.	3,478,177	31,846,153
Hiscox Ltd.	4,010,417	48,524,433
Insurance Australia Group Ltd.	1,020,578	5,620,147
Jardine Lloyd Thompson Group PLC	1,478,438	26,314,067
Samsung Fire & Marine Insurance Co. Ltd.	40,976	10,428,266
Sony Financial Holdings, Inc.	876,900	14,957,635
Storebrand A.S.A. (a)	1,722,818	9,698,461

		$197,567,263

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 0.4%
51job, Inc., ADR (a)	300,120	$19,795,915

Leisure & Toys - 0.1%
Shimano, Inc.	57,700	$6,401,935

Machinery & Tools - 2.5%
Aalberts Industries N.V.	242,140	$7,906,103
Burckhardt Compression Holding AG	33,597	18,109,344
Faiveley S.A.	35,347	2,562,814
Finning International, Inc.	386,833	10,817,766
GEA Group AG	862,720	40,850,132
GLORY Ltd.	95,200	3,101,130
Haitian International Holdings Ltd.	1,788,000	4,175,630
Neopost S.A.	167,887	12,574,856
Rotork PLC	213,210	9,742,499
Spirax-Sarco Engineering PLC	288,928	13,513,903
T.K. Corp. (a)	850,765	13,579,615

		$136,933,792
Medical & Health Technology & Services - 1.1%
Hogy Medical Co. Ltd.	51,200	$2,774,671
Kobayashi Pharmaceutical Co. Ltd.	401,300	25,471,191
Miraca Holdings, Inc.	630,400	30,553,911

		$58,799,773
Medical Equipment - 3.8%
Ansell Ltd.	1,323,372	$24,745,334
Fisher & Paykel Healthcare Corp. Ltd.	8,307,531	34,549,876
Nakanishi, Inc.	466,000	19,135,877
Nihon Kohden Corp.	260,800	13,077,972
ResMed, Inc. (l)	2,865,570	14,807,449
Smith & Nephew PLC	846,063	15,044,223
Sonova Holding AG	346,486	52,863,730
Sysmex Corp.	181,600	6,820,868
Terumo Corp.	366,600	8,196,525
Top Glove Corp.	8,069,577	11,484,885
William Demant Holdings A/S (a)	60,376	5,482,225

		$206,208,964
Metals & Mining - 0.6%
Iluka Resources Ltd.	1,062,416	$8,144,676
MOIL Ltd.	4,251,463	22,934,361

		$31,079,037
Network & Telecom - 0.7%
VTech Holdings Ltd.	2,809,444	$37,336,490

Oil Services - 1.7%
AMEC PLC	852,025	$17,716,590
Fugro N.V.	176,598	10,111,521
John Wood Group PLC	955,796	13,192,318
Petroleum Geo-Services A.S.A	239,848	2,541,653
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	91,563	11,815,549
Technip	215,380	23,561,146
WorleyParsons Ltd.	841,730	13,818,479

		$92,757,256

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 6.3%
Aeon Financial Service Co. Ltd.	730,200	$19,093,824
Aeon Thana Sinsap (Thailand) PLC, NVDR	1,639,900	5,128,635
AEON Thana Sinsap Public Co. Ltd.	1,278,600	3,998,703
BDO Unibank, Inc.	14,266,390	30,559,163
Canadian Western Bank	361,061	13,497,702
Chiba Bank Ltd.	2,538,451	17,916,119
Credicorp Ltd.	211,464	32,876,308
E.Sun Financial Holding Co. Ltd.	37,331,726	23,943,417
Federal Bank Ltd.	14,223,575	31,618,455
Julius Baer Group Ltd.	175,283	7,226,372
Jyske Bank (a)	909,428	51,627,537
Public Bank Berhad	2,503,377	15,265,064
Security Bank Corp.	7,267,050	20,527,543
Shizuoka Bank Ltd.	1,025,000	11,079,167
Sydbank A/S (a)	1,301,137	34,339,493
Wing Hang Bank	1,361,660	21,961,125

		$340,658,627
Pharmaceuticals - 1.9%
Genomma Lab Internacional S.A., “B” (a)	5,106,491	$13,851,113
Hisamitsu Pharmaceutical Co., Inc.	97,000	4,337,496
KYORIN Holdings Ltd.	317,000	6,521,179
Santen Pharmaceutical Co. Ltd.	570,600	32,105,227
Tsumura & Co.	513,000	12,097,695
Virbac SA	153,803	35,528,633

		$104,441,343
Pollution Control - 0.2%
Daiseki Co. Ltd.	741,100	$13,277,691

Railroad & Shipping - 0.2%
Pacific Basin Shipping Ltd.	4,067,760	$2,529,754
Precious Shipping Public Co. Ltd.	9,349,818	7,029,289

		$9,559,043
Real Estate - 2.7%
Ascendas India Trust, REIT	33,778,000	$22,619,801
Brasil Brokers Participacoes S.A.	2,511,100	3,989,120
Concentradora Fibra Danhos S.A. de C.V., REIT	5,101,100	13,746,056
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	10,217,900	18,492,796
Deutsche Wohnen AG	1,186,399	25,586,444
Foxtons Group PLC	2,017,570	10,368,966
IGB Trust, REIT	17,393,700	6,608,631
LEG Immobilien AG	179,700	12,105,080
Macquarie Mexico Real Estate S.A. de C.V., REIT	5,119,865	10,611,876
Midland Holdings Ltd. (a)	5,212,000	2,615,953
TAG Immobilien AG	237,520	2,898,179
Zoopla Property Group PLC (a)	4,860,060	19,171,853

		$148,814,755
Restaurants - 1.5%
Ajisen (China) Holdings Ltd.	13,082,037	$10,161,264
Domino’s Pizza UK & IRL PLC	3,249,495	29,140,613
Whitbread PLC	576,043	43,465,685

		$82,767,562

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 4.9%
Air Water, Inc.	376,000	$6,012,734
Croda International PLC	2,313,028	87,126,939
Elementis PLC	3,641,079	16,220,185
Filtrona PLC	890,916	11,641,189
Fuchs Petrolub SE, IPS	491,440	22,220,109
Japan Pure Chemical Co. Ltd.	41,700	881,708
Kansai Paint Co. Ltd.	1,037,000	17,330,250
Marine Harvest A.S.A	1,252,087	17,095,672
Sika AG	7,849	32,093,453
SK KAKEN Co. Ltd.	58,000	4,173,733
Symrise AG	885,210	48,236,238
Tikkurila Oyj	145,978	3,997,754

		$267,029,964
Specialty Stores - 2.9%
ABC-Mart, Inc.	362,200	$19,378,353
Cj O Shopping Co. Ltd.	66,126	23,880,649
Delticom AG (l)	42,431	1,917,325
Esprit Holdings Ltd.	6,542,399	9,285,506
MonotaRO Co. Ltd. (l)	740,500	20,466,907
NEXT PLC	578,170	64,068,838
Nitori Co. Ltd.	174,900	9,564,641
Point, Inc.	55,910	1,312,413
Shimamura Co. Ltd.	52,800	5,191,136

		$155,065,768
Telecommunications - Wireless - 0.8%
Turkcell Iletisim Hizmetleri AS (a)	6,564,910	$41,057,801

Telephone Services - 1.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,073,425	$11,380,482
PT XL Axiata Tbk	41,911,387	18,030,204
TDC A.S.	2,666,167	27,592,773

		$57,003,459
Tobacco - 0.4%
Swedish Match AB	581,683	$20,197,478

Trucking - 1.3%
DSV A.S.	1,132,621	$36,923,006
Kintetsu World Express, Inc.	185,300	7,865,258
Yamato Holdings Co. Ltd.	1,291,500	26,759,375

		$71,547,639
Utilities - Electric Power - 0.7%
Alupar Investimento S.A., IEU	1,151,100	$8,439,837
Glow Energy PLC	11,338,300	29,083,761

		$37,523,598
Total Common Stocks		$5,264,337,260

Collateral for Securities Loaned - 0.3%
JPMorgan Prime Money Market Fund, 0.04%, at Net Asset Value (j)	$19,178,420	$19,178,420

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 2.7%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	146,660,910	$146,660,910
Total Investments		$5,430,176,590

Other Assets, Less Liabilities - (0.2)%		(12,538,615)
Net Assets - 100.0%		$5,417,637,975

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,521,120,130	$—	$—	$1,521,120,130
Japan	795,208,397	4,173,733	—	799,382,130
Germany	337,212,529	—	—	337,212,529
France	278,501,125	—	—	278,501,125
Brazil	212,408,671	—	—	212,408,671
Denmark	189,901,919	—	—	189,901,919
Hong Kong	176,127,497	—	—	176,127,497
Canada	166,121,759	—	—	166,121,759
Switzerland	155,893,351	—	—	155,893,351
Other Countries	1,370,724,547	56,943,601	—	1,427,668,148
Mutual Funds	165,839,330	—	—	165,839,330
Total Investments	$5,369,059,256	$61,117,334	$—	$5,430,176,590

10

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $4,173,733 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $906,777,111 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,012,985,796
Gross unrealized appreciation	1,553,890,401
Gross unrealized depreciation	(136,699,607)
Net unrealized appreciation (depreciation)	$1,417,190,794

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	183,801,198	538,738,482	(575,878,770)	146,660,910

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$125,262	$146,660,910

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of June 30, 2014, are as follows:

United Kingdom	28.1%
Japan	14.8%
Germany	6.2%
France	5.1%
Brazil	3.9%
United States	3.6%
Denmark	3.5%
Hong Kong	3.3%
Canada	3.1%
Other Countries	28.4%

11

QUARTERLY REPORT

June 30, 2014

MFS® RESEARCH FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.8%
Aerospace - 3.2%
Honeywell International, Inc.	527,140	$48,997,663
Precision Castparts Corp.	175,276	44,239,662
United Technologies Corp.	482,667	55,723,905

		$148,961,230
Alcoholic Beverages - 0.7%
Constellation Brands, Inc., “A” (a)	229,520	$20,227,598
Molson Coors Brewing Co.	187,780	13,925,765

		$34,153,363
Apparel Manufacturers - 1.4%
Guess?, Inc.	315,557	$8,520,039
Li & Fung Ltd.	7,798,000	11,550,506
NIKE, Inc., “B”	236,950	18,375,472
PVH Corp.	219,020	25,537,732

		$63,983,749
Automotive - 0.8%
Delphi Automotive PLC	534,332	$36,729,982

Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	193,216	$30,190,000
Biogen Idec, Inc. (a)	140,186	44,202,048

		$74,392,048
Broadcasting - 2.7%
Time Warner, Inc.	451,900	$31,745,975
Twenty-First Century Fox, Inc.	1,529,330	53,755,949
Walt Disney Co.	476,740	40,875,688

		$126,377,612
Brokerage & Asset Managers - 2.4%
BlackRock, Inc.	109,091	$34,865,484
Franklin Resources, Inc.	741,464	42,886,278
Intercontinental Exchange, Inc.	164,522	31,078,206

		$108,829,968
Business Services - 1.6%
Accenture PLC, “A”	374,560	$30,279,430
Fidelity National Information Services, Inc.	443,690	24,287,591
FleetCor Technologies, Inc. (a)	159,610	21,036,598

		$75,603,619
Cable TV - 1.8%
Comcast Corp., “Special A”	1,175,460	$62,687,282
Time Warner Cable, Inc.	148,980	21,944,754

		$84,632,036
Chemicals - 1.0%
Monsanto Co.	364,484	$45,465,734

Computer Software - 2.7%
Citrix Systems, Inc. (a)	450,250	$28,163,137
Oracle Corp.	1,123,390	45,530,997

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Qlik Technologies, Inc. (a)	624,830	$14,133,655
Salesforce.com, Inc. (a)	644,639	37,440,633

		$125,268,422
Computer Software - Systems - 5.6%
Apple, Inc. (s)	1,356,676	$126,075,901
CDW Corp.	359,680	11,466,598
EMC Corp.	1,947,140	51,287,668
Hewlett-Packard Co.	1,796,170	60,495,006
NCR Corp. (a)	311,400	10,927,026

		$260,252,199
Conglomerates - 1.3%
Roper Industries, Inc.	403,573	$58,925,694

Construction - 0.7%
Sherwin-Williams Co.	166,661	$34,483,828

Consumer Products - 2.3%
Colgate-Palmolive Co.	626,937	$42,744,565
Estee Lauder Cos., Inc., “A”	272,860	20,262,584
Newell Rubbermaid, Inc.	662,810	20,540,482
Procter & Gamble Co.	303,280	23,834,775

		$107,382,406
Consumer Services - 0.8%
ITT Educational Services, Inc. (a)(l)	302,800	$5,053,732
Priceline Group, Inc. (a)	26,394	31,751,982

		$36,805,714
Containers - 0.7%
Crown Holdings, Inc. (a)	610,596	$30,383,257

Electrical Equipment - 2.7%
Danaher Corp. (s)	1,157,210	$91,107,143
W.W. Grainger, Inc.	122,981	31,270,379

		$122,377,522
Electronics - 2.2%
Altera Corp.	961,790	$33,431,820
JDS Uniphase Corp. (a)	743,470	9,271,071
Mellanox Technologies Ltd. (a)(l)	281,510	9,813,439
Microchip Technology, Inc.	484,220	23,634,778
NXP Semiconductors N.V. (a)	401,090	26,544,136

		$102,695,244
Energy - Independent - 4.7%
Anadarko Petroleum Corp.	395,780	$43,326,037
Antero Resources Corp. (a)	83,130	5,455,822
Cabot Oil & Gas Corp.	842,200	28,752,708
EOG Resources, Inc.	204,810	23,934,097
EQT Corp.	210,010	22,450,069
Marathon Petroleum Corp.	142,370	11,114,826
Memorial Resource Development Corp. (a)	418,214	10,187,693
Noble Energy, Inc.	414,210	32,084,707

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Pioneer Natural Resources Co.	165,903	$38,126,168

		$215,432,127
Energy - Integrated - 3.1%
Exxon Mobil Corp. (s)	1,424,026	$143,370,938

Engineering - Construction - 0.4%
Fluor Corp.	241,740	$18,589,806

Food & Beverages - 2.9%
Coca-Cola Co.	1,447,100	$61,299,156
General Mills, Inc.	552,510	29,028,875
Mondelez International, Inc.	1,141,940	42,948,363

		$133,276,394
Food & Drug Stores - 0.9%
CVS Caremark Corp.	550,109	$41,461,715

Gaming & Lodging - 0.4%
Wynn Resorts Ltd.	88,799	$18,431,120

General Merchandise - 1.4%
Kohl’s Corp.	483,190	$25,454,449
Target Corp.	636,848	36,905,342

		$62,359,791
Health Maintenance Organizations - 1.0%
UnitedHealth Group, Inc.	551,060	$45,049,155

Insurance - 3.1%
ACE Ltd.	245,480	$25,456,276
American International Group, Inc.	872,649	47,629,182
MetLife, Inc.	1,231,060	68,397,694

		$141,483,152
Internet - 5.0%
eBay, Inc. (a)	726,440	$36,365,586
Facebook, Inc., “A “ (a)	609,296	40,999,528
Google, Inc., “A” (a)	113,166	66,164,765
Google, Inc., “C” (a)	89,205	51,317,852
LinkedIn Corp., “A” (a)	125,813	21,573,155
Yelp, Inc. (a)	170,570	13,079,308

		$229,500,194
Machinery & Tools - 1.6%
Eaton Corp. PLC	567,015	$43,762,218
Joy Global, Inc.	485,081	29,871,288

		$73,633,506
Major Banks - 6.0%
Bank of America Corp.	2,094,370	$32,190,467
Goldman Sachs Group, Inc.	163,180	27,322,859
JPMorgan Chase & Co.	1,318,440	75,968,513
Morgan Stanley	1,015,210	32,821,739
State Street Corp.	419,573	28,220,480

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Wells Fargo & Co.	1,525,620	$80,186,587

		$276,710,645
Medical & Health Technology & Services - 0.8%
Express Scripts Holding Co. (a)	546,220	$37,869,433

Medical Equipment - 4.2%
Abbott Laboratories	1,213,453	$49,630,228
Cooper Cos., Inc.	136,890	18,552,702
Covidien PLC	319,193	28,784,825
DENTSPLY International, Inc.	352,980	16,713,603
Stryker Corp.	435,937	36,758,208
Thermo Fisher Scientific, Inc.	348,870	41,166,660

		$191,606,226
Natural Gas - Distribution - 0.5%
Sempra Energy	221,243	$23,166,354

Natural Gas - Pipeline - 0.6%
Williams Cos., Inc.	484,380	$28,195,760

Oil Services - 2.3%
Cameron International Corp. (a)	393,360	$26,634,406
Halliburton Co.	691,430	49,098,444
Schlumberger Ltd.	238,450	28,125,177

		$103,858,027
Other Banks & Diversified Financials - 5.0%
American Express Co.	520,660	$49,395,014
BB&T Corp.	505,040	19,913,727
Citigroup, Inc.	1,184,619	55,795,555
Discover Financial Services	361,380	22,398,332
Visa, Inc., “A”	404,982	85,333,757

		$232,836,385
Pharmaceuticals - 5.6%
Actavis PLC (a)	231,685	$51,677,339
Bristol-Myers Squibb Co.	790,051	38,325,374
Endo International PLC (a)	325,741	22,808,385
Johnson & Johnson	454,320	47,530,958
Pfizer, Inc.	1,471,442	43,672,398
Valeant Pharmaceuticals International, Inc. (a)	260,798	32,891,844
Zoetis, Inc.	643,310	20,759,614

		$257,665,912
Railroad & Shipping - 1.5%
Canadian Pacific Railway Ltd. (l)	81,736	$14,805,659
Union Pacific Corp.	557,710	55,631,573

		$70,437,232
Restaurants - 1.0%
McDonald’s Corp.	435,893	$43,911,861
YUM! Brands, Inc.	54,610	4,434,332

		$48,346,193

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 0.7%
W.R. Grace & Co. (a)	349,510	$33,039,180

Specialty Stores - 3.3%
Amazon.com, Inc. (a)	78,371	$25,453,333
AutoZone, Inc. (a)	45,532	24,416,080
Bed Bath & Beyond, Inc. (a)	339,300	19,469,034
Burlington Stores, Inc. (a)	584,390	18,618,665
Ross Stores, Inc.	294,810	19,495,785
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	227,910	20,833,253
Urban Outfitters, Inc. (a)	680,228	23,032,520

		$151,318,670
Telecommunications - Wireless - 1.0%
American Tower Corp., REIT	356,540	$32,081,469
SBA Communications Corp. (a)	145,850	14,920,455

		$47,001,924
Telephone Services - 1.2%
Verizon Communications, Inc.	1,112,160	$54,417,989

Tobacco - 1.5%
Lorillard, Inc.	235,060	$14,331,608
Philip Morris International, Inc.	673,260	56,762,551

		$71,094,159
Trucking - 0.2%
Expeditors International of Washington, Inc.	202,734	$8,952,733

Utilities - Electric Power - 2.7%
American Electric Power Co., Inc.	441,100	$24,600,147
CMS Energy Corp.	1,098,880	34,230,112
Northeast Utilities	620,560	29,333,871
NRG Energy, Inc.	942,970	35,078,484

		$123,242,614
Total Common Stocks		$4,560,050,961
	Number of Contracts
Put Options Purchased - 0.0%
Intel Corp. - October 2014 @ $31	2,746	$392,678
	Shares/Par
Collateral for Securities Loaned - 0.4%
JPMorgan Prime Money Market Fund, 0.04%, at Net Asset Value (j)	18,654,500	$18,654,500

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	56,411,617	$56,411,617
Total Investments		$4,635,509,756

Other Assets, Less Liabilities - (0.4)%		(17,849,597)
Net Assets - 100.0%		$4,617,660,159

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

5

Portfolio of Investments (unaudited) – continued

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2014, the fund had cash collateral of $9,954 and other liquid securities with an aggregate value of $1,626,770 to cover any commitments for certain derivative contracts.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,560,443,639	$—	$—	$4,560,443,639
Mutual Funds	75,066,117	—	—	75,066,117
Total Investments	$4,635,509,756	$—	$—	$4,635,509,756

For further information regarding security characteristics, see the Portfolio of Investments.

7

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,501,197,910
Gross unrealized appreciation	1,167,323,753
Gross unrealized depreciation	(33,011,907)
Net unrealized appreciation (depreciation)	$1,134,311,846

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,559,515	369,250,242	(341,398,140)	56,411,617

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$35,942	$56,411,617

8

QUARTERLY REPORT

June 30, 2014

MFS® TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 59.9%
Aerospace - 3.0%
General Dynamics Corp.	77,654	$9,050,574
Honeywell International, Inc.	518,366	48,182,120
Lockheed Martin Corp.	416,182	66,892,933
Northrop Grumman Corp.	162,095	19,391,425
Precision Castparts Corp.	24,374	6,151,998
United Technologies Corp.	468,421	54,079,204

		$203,748,254
Airlines - 0.1%
Copa Holdings S.A., “A”	43,899	$6,258,680

Alcoholic Beverages - 0.5%
Diageo PLC	1,012,334	$32,328,607

Apparel Manufacturers - 0.1%
Hanesbrands, Inc.	100,750	$9,917,830

Automotive - 1.6%
Delphi Automotive PLC	386,690	$26,581,071
General Motors Co.	789,779	28,668,978
Johnson Controls, Inc.	608,873	30,401,029
Magna International, Inc.	220,620	23,748,103

		$109,399,181
Broadcasting - 1.6%
Omnicom Group, Inc.	315,542	$22,472,901
Time Warner, Inc.	381,358	26,790,400
Time, Inc. (a)	15,506	375,555
Twenty-First Century Fox, Inc.	308,741	10,852,246
Viacom, Inc., “B”	130,030	11,277,502
Walt Disney Co.	440,650	37,781,331

		$109,549,935
Brokerage & Asset Managers - 0.9%
BlackRock, Inc.	70,902	$22,660,279
Franklin Resources, Inc.	516,767	29,889,803
NASDAQ OMX Group, Inc.	204,526	7,898,794

		$60,448,876
Business Services - 0.9%
Accenture PLC, “A”	568,217	$45,934,662
Fidelity National Information Services, Inc.	100,807	5,518,175
Fiserv, Inc. (a)	123,410	7,444,091

		$58,896,928
Cable TV - 1.5%
Comcast Corp., “Special A”	1,165,421	$62,151,902
Time Warner Cable, Inc.	269,575	39,708,398

		$101,860,300
Chemicals - 1.6%
3M Co.	362,362	$51,904,733
Celanese Corp.	139,907	8,993,222

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - continued
LyondellBasell Industries N.V., “A”	94,650	$9,242,573
PPG Industries, Inc.	191,605	40,265,791

		$110,406,319
Computer Software - 1.0%
CA, Inc.	273,780	$7,868,437
Microsoft Corp.	476,200	19,857,540
Oracle Corp.	807,079	32,710,912
Symantec Corp.	436,100	9,986,690

		$70,423,579
Computer Software - Systems - 1.6%
Apple, Inc.	112,294	$10,435,481
EMC Corp.	246,980	6,505,453
Hewlett-Packard Co.	1,336,633	45,017,799
International Business Machines Corp.	231,273	41,922,857
Western Digital Corp.	78,230	7,220,628

		$111,102,218
Construction - 0.2%
Stanley Black & Decker, Inc.	161,498	$14,182,754

Consumer Products - 0.6%
Procter & Gamble Co.	438,038	$34,425,406
Reckitt Benckiser Group PLC	89,458	7,808,019

		$42,233,425
Containers - 0.2%
Crown Holdings, Inc. (a)	143,400	$7,135,584
Packaging Corp. of America	86,450	6,180,311

		$13,315,895
Electrical Equipment - 1.4%
Danaher Corp.	645,473	$50,818,089
Pentair PLC	140,767	10,152,116
Siemens AG	82,653	10,915,898
Tyco International Ltd.	495,656	22,601,914

		$94,488,017
Electronics - 0.9%
Hoya Corp.	216,100	$7,180,224
Intel Corp.	261,240	8,072,316
Microchip Technology, Inc.	673,930	32,894,523
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	455,380	9,740,578
Texas Instruments, Inc.	43,263	2,067,539

		$59,955,180
Energy - Independent - 2.3%
Anadarko Petroleum Corp.	181,381	$19,855,778
Apache Corp.	235,408	23,686,753
Canadian Natural Resources Ltd.	171,458	7,871,637
EOG Resources, Inc.	54,322	6,348,069
EQT Corp.	106,721	11,408,475
Marathon Petroleum Corp.	148,150	11,566,071
Noble Energy, Inc.	292,274	22,639,544
Occidental Petroleum Corp.	308,034	31,613,529

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Valero Energy Corp.	436,080	$21,847,608

		$156,837,464
Energy - Integrated - 2.8%
Chevron Corp.	452,938	$59,131,056
Exxon Mobil Corp.	967,537	97,411,625
Petroleo Brasileiro S.A., ADR	632,450	9,891,518
Royal Dutch Shell PLC, “A”	534,907	22,139,912

		$188,574,111
Engineering - Construction - 0.1%
Fluor Corp.	78,204	$6,013,888

Entertainment - 0.1%
Regal Entertainment Group, “A” (l)	195,840	$4,132,224

Food & Beverages - 2.1%
Coca-Cola Co.	197,658	$8,372,793
Dr Pepper Snapple Group, Inc.	120,571	7,063,049
General Mills, Inc.	802,227	42,149,007
Groupe Danone	252,746	18,771,656
Ingredion, Inc.	76,020	5,704,541
Kellogg Co.	61,474	4,038,842
Kraft Foods Group, Inc.	39,438	2,364,308
Mondelez International, Inc.	214,975	8,085,210
Nestle S.A.	550,789	42,669,378
Tyson Foods, Inc., “A”	126,850	4,761,949

		$143,980,733
Food & Drug Stores - 1.5%
CVS Caremark Corp.	861,600	$64,938,792
Kroger Co.	646,720	31,967,370
Walgreen Co.	99,627	7,385,350

		$104,291,512
Gaming & Lodging - 0.2%
Hilton Worldwide Holdings, Inc. (a)	213,490	$4,974,317
Wynn Resorts Ltd.	48,147	9,993,390

		$14,967,707
General Merchandise - 1.1%
Kohl’s Corp.	348,735	$18,371,360
Macy’s, Inc.	417,930	24,248,299
Target Corp.	565,817	32,789,095

		$75,408,754
Insurance - 4.0%
ACE Ltd.	359,959	$37,327,748
American International Group, Inc.	105,980	5,784,388
Aon PLC	265,369	23,907,093
Chubb Corp.	107,510	9,909,197
Delta Lloyd N.V.	585,760	14,870,585
Everest Re Group Ltd.	63,588	10,205,238
MetLife, Inc.	1,213,410	67,417,060
Prudential Financial, Inc.	404,729	35,927,793

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Travelers Cos., Inc.	438,672	$41,265,875
Validus Holdings Ltd.	431,520	16,501,325
Zurich Insurance Group AG	45,541	13,727,006

		$276,843,308
Internet - 0.7%
Facebook, Inc., “A “ (a)	456,390	$30,710,483
Google, Inc., “A” (a)	16,845	9,848,766
Google, Inc., “C” (a)	16,845	9,690,592

		$50,249,841
Leisure & Toys - 0.2%
Hasbro, Inc.	221,343	$11,742,246
Mattel, Inc.	105,260	4,101,982

		$15,844,228
Machinery & Tools - 1.0%
Caterpillar, Inc.	39,420	$4,283,771
Cummins, Inc.	149,678	23,093,819
Eaton Corp. PLC	296,776	22,905,172
Illinois Tool Works, Inc.	192,737	16,876,052

		$67,158,814
Major Banks - 6.7%
Bank of America Corp.	1,058,916	$16,275,539
Bank of New York Mellon Corp.	1,206,061	45,203,166
BOC Hong Kong Holdings Ltd.	1,341,500	3,885,822
Goldman Sachs Group, Inc.	291,475	48,804,574
HSBC Holdings PLC	769,874	7,811,827
JPMorgan Chase & Co.	2,657,532	153,126,994
Mizuho Financial Group, Inc.	4,917,900	10,097,460
Morgan Stanley	340,892	11,021,038
PNC Financial Services Group, Inc.	194,534	17,323,253
State Street Corp.	386,303	25,982,740
Sumitomo Mitsui Financial Group, Inc.	171,400	7,180,510
Wells Fargo & Co.	2,148,940	112,948,285

		$459,661,208
Medical & Health Technology & Services - 0.7%
AmerisourceBergen Corp.	102,624	$7,456,660
Cardinal Health, Inc.	307,200	21,061,632
Express Scripts Holding Co. (a)	300,114	20,806,904
Quest Diagnostics, Inc.	28,485	1,671,785

		$50,996,981
Medical Equipment - 2.1%
Abbott Laboratories	835,168	$34,158,371
Covidien PLC	241,570	21,784,783
Medtronic, Inc.	384,193	24,496,146
St. Jude Medical, Inc.	354,327	24,537,145
Thermo Fisher Scientific, Inc.	298,713	35,248,134

		$140,224,579
Metals & Mining - 0.5%
Rio Tinto PLC	121,690	$6,473,770
Vale S.A., ADR	841,400	11,131,722

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - continued
Vale S.A., IPS	1,137,800	$13,569,147

		$31,174,639
Natural Gas - Distribution - 0.2%
GDF Suez	579,695	$15,958,874

Natural Gas - Pipeline - 0.3%
Williams Cos., Inc.	315,785	$18,381,844

Oil Services - 0.3%
Ensco PLC, “A”	258,300	$14,353,731
Schlumberger Ltd.	68,150	8,038,293

		$22,392,024
Other Banks & Diversified Financials - 1.3%
American Express Co.	86,457	$8,202,176
BB&T Corp.	298,710	11,778,135
Citigroup, Inc.	209,660	9,874,986
Discover Financial Services	117,920	7,308,682
Fifth Third Bancorp	197,500	4,216,625
SunTrust Banks, Inc.	151,424	6,066,045
U.S. Bancorp	537,412	23,280,688
Visa, Inc., “A”	78,251	16,488,268
Western Union Co.	219,853	3,812,250

		$91,027,855
Pharmaceuticals - 5.0%
Actavis PLC (a)	48,960	$10,920,528
Bayer AG	62,288	8,797,762
Bristol-Myers Squibb Co.	675,512	32,769,087
Eli Lilly & Co.	345,820	21,499,629
GlaxoSmithKline PLC	423,405	11,332,983
Johnson & Johnson	963,440	100,795,093
Merck & Co., Inc.	555,510	32,136,254
Novartis AG	48,430	4,385,351
Pfizer, Inc.	3,273,825	97,167,126
Roche Holding AG	13,894	4,144,072
Valeant Pharmaceuticals International, Inc. (a)	75,210	9,485,485
Zoetis, Inc.	239,220	7,719,628

		$341,152,998
Printing & Publishing - 0.1%
McGraw-Hill Cos., Inc.	68,917	$5,722,179
Moody’s Corp.	48,691	4,268,253

		$9,990,432
Railroad & Shipping - 0.2%
Canadian National Railway Co.	143,438	$9,326,339
Union Pacific Corp.	69,404	6,923,049

		$16,249,388
Real Estate - 0.6%
American Capital Agency Corp., REIT	111,270	$2,604,831
Annaly Mortgage Management, Inc., REIT	700,960	8,011,973
Corio N.V., REIT	145,600	7,436,504

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Digital Realty Trust, Inc., REIT	280,600	$16,364,592
EPR Properties, REIT	98,370	5,495,932

		$39,913,832
Restaurants - 0.3%
McDonald’s Corp.	210,551	$21,210,908

Specialty Chemicals - 0.3%
FMC Corp.	72,044	$5,128,812
Marine Harvest A.S.A	315,060	4,301,748
Praxair, Inc.	50,036	6,646,782
Valspar Corp.	16,800	1,279,992

		$17,357,334
Specialty Stores - 0.3%
Advance Auto Parts, Inc.	60,611	$8,177,636
Bed Bath & Beyond, Inc. (a)	49,700	2,851,786
Staples, Inc.	873,939	9,473,499

		$20,502,921
Telecommunications - Wireless - 0.1%
Vodafone Group PLC	2,290,342	$7,643,398

Telephone Services - 2.0%
AT&T, Inc.	422,184	$14,928,426
Bezeq - The Israel Telecommunication Corp. Ltd.	1,686,610	3,160,397
CenturyLink, Inc.	299,620	10,846,244
Frontier Communications Corp. (l)	3,966,530	23,164,535
TDC A.S.	1,091,566	11,296,867
Telecom Italia S.p.A.	6,115,113	6,041,426
Telefonica Brasil S.A., ADR (l)	283,210	5,808,637
Verizon Communications, Inc.	1,162,615	56,886,752
Windstream Holdings, Inc. (l)	421,180	4,194,952

		$136,328,236
Tobacco - 2.9%
Altria Group, Inc.	559,170	$23,451,590
Imperial Tobacco Group PLC	64,521	2,904,079
Japan Tobacco, Inc.	324,100	11,814,829
Lorillard, Inc.	921,040	56,155,809
Philip Morris International, Inc.	1,228,476	103,572,812

		$197,899,119
Trucking - 0.5%
United Parcel Service, Inc., “B”	303,235	$31,130,105

Utilities - Electric Power - 1.7%
American Electric Power Co., Inc.	318,240	$17,748,245
Companhia Energetica de Minas Gerais, IPS	1,799,415	13,144,403
Duke Energy Corp.	138,260	10,257,509
E.ON AG	668,538	13,804,671
Edison International	76,680	4,455,875
NRG Energy, Inc.	194,858	7,248,718
PG&E Corp.	263,460	12,651,349
PPL Corp.	730,173	25,943,047

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Public Service Enterprise Group, Inc.	192,594	$7,855,909

		$113,109,726
Total Common Stocks		$4,095,124,963

Bonds - 38.3%
Agency - Other - 0.1%
Financing Corp., 9.65%, 11/02/18	$2,850,000	$3,809,404

Asset-Backed & Securitized - 1.8%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.749%, 12/28/40 (z)	$6,168,466	$4,101,981
BlackRock Capital Finance LP, 7.75%, 9/25/26 (z)	591,670	70,103
Capital Trust Realty Ltd., CDO, 5.16%, 6/25/35 (n)	61,055	62,765
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	7,105,112	7,729,950
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 9/15/40	9,759,829	10,741,590
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (z)	3,369,000	3,399,206
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 10/25/36	2,753,492	2,624,386
Goldman Sachs Mortgage Securities Corp., FRN, 5.803%, 8/10/45	19,695,507	21,810,076
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 7/15/42	828,000	854,419
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.95%, 2/15/51	4,262,631	4,270,330
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.991%, 6/15/49	8,257,080	9,080,047
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 9/12/37	1,200,000	1,247,933
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.839%, 6/12/50	1,329,791	1,336,116
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 6/12/50	22,737,134	25,098,249
Morgan Stanley Capital I, Inc., FRN, 0.94%, 11/15/30 (i)(n)	13,349,566	360,131
Race Point CLO Ltd., “A1A”, FRN, 0.425%, 8/01/21 (n)	3,715,240	3,687,606
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	6,326,625	5,087,226
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.14%, 2/15/51	9,392,501	10,277,621
Wachovia Bank Commercial Mortgage Trust, FRN, 5.933%, 6/15/49	11,717,015	12,821,354

		$124,661,089
Automotive - 0.2%
Nissan Motor Acceptance Corp., 2.35%, 3/04/19 (n)	$2,097,000	$2,111,826
Toyota Motor Credit Corp., 3.2%, 6/17/15	3,480,000	3,575,589
Toyota Motor Credit Corp., 3.4%, 9/15/21	4,890,000	5,100,754
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	4,856,000	5,008,041

		$15,796,210
Broadcasting - 0.2%
Discovery Communications, Inc., 4.875%, 4/01/43	$3,740,000	$3,771,715
Grupo Televisa S.A.B., 5%, 5/13/45	1,839,000	1,842,660
News America, Inc., 8.5%, 2/23/25	5,903,000	7,842,248

		$13,456,623
Cable TV - 0.3%
Comcast Corp., 2.85%, 1/15/23	$6,030,000	$5,984,311
DIRECTV Holdings LLC, 4.6%, 2/15/21	3,220,000	3,515,699
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	7,170,000	10,519,293

		$20,019,303
Computer Software - Systems - 0.0%
Apple, Inc., 3.85%, 5/04/43	$2,060,000	$1,894,848

Conglomerates - 0.1%
ABB Finance (USA), Inc., 2.875%, 5/08/22	$1,772,000	$1,759,516
General Electric Co., 2.7%, 10/09/22	5,120,000	5,028,055

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - continued
United Technologies Corp., 3.1%, 6/01/22	$2,450,000	$2,481,603

		$9,269,174
Consumer Products - 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	$6,003,000	$6,149,053

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 8/15/15 (n)	$3,942,000	$4,122,887

Emerging Market Quasi-Sovereign - 0.3%
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	$5,880,000	$5,995,983
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)	1,789,000	1,865,321
Petroleos Mexicanos, 3.125%, 1/23/19 (z)	2,358,000	2,439,351
Petroleos Mexicanos, 8%, 5/03/19	4,145,000	5,135,655
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	2,840,320	3,010,739
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19 (z)	5,329,000	5,372,335

		$23,819,384
Emerging Market Sovereign - 0.1%
Republic of Peru, 7.35%, 7/21/25	$551,000	$730,075
United Mexican States, 4.75%, 3/08/44	7,817,000	7,973,340

		$8,703,415
Energy - Independent - 0.1%
Apache Corp., 3.25%, 4/15/22	$2,382,000	$2,450,087
Apache Corp., 4.75%, 4/15/43	1,827,000	1,914,665
EOG Resources, Inc., 2.625%, 3/15/23	1,718,000	1,657,932
Hess Corp., 8.125%, 2/15/19	1,740,000	2,188,857

		$8,211,541
Energy - Integrated - 0.6%
BP Capital Markets PLC, 4.5%, 10/01/20	$1,661,000	$1,837,832
BP Capital Markets PLC, 4.742%, 3/11/21	4,892,000	5,484,773
Husky Energy, Inc., 7.25%, 12/15/19	4,453,000	5,532,665
Petro-Canada, 6.05%, 5/15/18	9,475,000	10,965,834
Total Capital International S.A., 1.55%, 6/28/17	7,071,000	7,172,250
Total Capital International S.A., 3.75%, 4/10/24	6,370,000	6,630,794

		$37,624,148
Financial Institutions - 0.1%
General Electric Capital Corp., 2.3%, 1/14/19	$5,500,000	$5,610,682
General Electric Capital Corp., 3.1%, 1/09/23	3,339,000	3,312,789

		$8,923,471
Food & Beverages - 0.3%
Anheuser-Busch InBev S.A., 8%, 11/15/39	$5,850,000	$8,821,373
Conagra Foods, Inc., 3.2%, 1/25/23	2,934,000	2,827,983
Diageo Capital PLC, 2.625%, 4/29/23	6,190,000	5,933,839
Kraft Foods Group, Inc., 3.5%, 6/06/22	2,361,000	2,424,192
Kraft Foods Group, Inc., 5%, 6/04/42	2,130,000	2,277,177
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	1,411,000	1,433,164

		$23,717,728
Insurance - 0.2%
American International Group, Inc., 4.875%, 6/01/22	$10,460,000	$11,647,869

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Health - 0.1%
WellPoint, Inc., 3.3%, 1/15/23	$3,410,000	$3,405,942

Insurance - Property & Casualty - 0.4%
ACE Ltd., 2.7%, 3/13/23	$5,960,000	$5,776,384
Allstate Corp., 5.75%, 8/15/53	1,774,000	1,905,374
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	8,200,000	9,112,250
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	3,278,000	3,397,539
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	5,360,000	5,953,191
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	2,925,000	3,129,749

		$29,274,487
International Market Quasi-Sovereign - 0.3%
Achmea Hypotheekbank N.V., 3.2%, 11/03/14 (n)	$394,000	$397,754
KFW International Finance, Inc., 4.875%, 6/17/19	7,250,000	8,331,055
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)	10,140,000	9,698,798

		$18,427,607
International Market Sovereign - 0.1%
Republic of Iceland, 4.875%, 6/16/16 (n)	$5,610,000	$5,891,398

Internet - 0.1%
Baidu, Inc., 3.5%, 11/28/22	$6,460,000	$6,346,420

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/40	$5,815,000	$8,384,358

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 5/22/17 (n)	$5,970,000	$6,626,216

Major Banks - 2.1%
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)	$2,600,000	$2,685,618
Bank of America Corp., 5.49%, 3/15/19	4,135,000	4,649,597
Bank of America Corp., 7.625%, 6/01/19	3,980,000	4,916,020
Bank of America Corp., 4.1%, 7/24/23	7,970,000	8,271,800
Bank of America Corp., 4.125%, 1/22/24	10,657,000	10,987,292
BNP Paribas, 7.195% to 6/29/37, FRN to 6/29/49 (n)	3,200,000	3,720,000
Commonwealth Bank of Australia, 5%, 10/15/19 (n)	3,930,000	4,440,625
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	6,960,000	7,725,600
Goldman Sachs Group, Inc., 5.625%, 1/15/17	7,504,000	8,258,452
HSBC Holdings PLC, 5.1%, 4/05/21	3,688,000	4,190,597
HSBC Holdings PLC, 5.25%, 3/14/44	1,394,000	1,492,695
ING Bank N.V., 3.75%, 3/07/17 (n)	4,761,000	5,064,133
ING Bank N.V., 5.8%, 9/25/23 (n)	6,238,000	7,027,107
JPMorgan Chase & Co., 6.3%, 4/23/19	6,750,000	7,980,667
JPMorgan Chase & Co., 3.25%, 9/23/22	1,884,000	1,892,600
JPMorgan Chase & Co., 3.2%, 1/25/23	7,972,000	7,915,200
JPMorgan Chase & Co., 3.875%, 2/01/24	7,865,000	8,099,204
Morgan Stanley, 3.875%, 4/29/24	6,520,000	6,599,022
Morgan Stanley, 6.625%, 4/01/18	11,740,000	13,723,743
PNC Funding Corp., 5.625%, 2/01/17	6,510,000	7,200,249
Royal Bank of Scotland PLC, 2.55%, 9/18/15	1,405,000	1,433,977
Wachovia Corp., 5.25%, 8/01/14	4,613,001	4,630,502
Wells Fargo & Co., 2.1%, 5/08/17	6,600,000	6,769,183
Wells Fargo & Co., 5.90% to 6/15/24, FRN to 12/29/49	3,543,000	3,758,236

		$143,432,119

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - 0.2%
CareFusion Corp., 6.375%, 8/01/19	$6,240,000	$7,305,667
Express Scripts Holding Co., 2.65%, 2/15/17	7,200,000	7,480,102

		$14,785,769
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	$5,930,000	$5,911,949
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22	5,540,000	5,684,782

		$11,596,731
Midstream - 0.4%
Energy Transfer Partners LP, 3.6%, 2/01/23	$3,288,000	$3,257,747
Energy Transfer Partners LP, 4.9%, 2/01/24	2,630,000	2,824,241
Enterprise Products Operating LP, 6.5%, 1/31/19	5,184,000	6,149,665
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	5,700,000	5,781,157
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	2,520,000	3,271,313
Spectra Energy Capital LLC, 8%, 10/01/19	5,327,000	6,721,028

		$28,005,151
Mortgage-Backed - 11.2%
Fannie Mae, 2.62%, 5/01/23	$686,828	$681,076
Fannie Mae, 3.5%, 7/01/43	12,070,378	12,444,373
Fannie Mae, 5.179%, 8/01/14	448,066	448,493
Fannie Mae, 4.96%, 1/01/15	85,522	85,524
Fannie Mae, 4.877%, 4/01/15	1,544,117	1,566,918
Fannie Mae, 4.78%, 8/01/15	2,133,515	2,188,268
Fannie Mae, 4.856%, 8/01/15	595,961	611,010
Fannie Mae, 5.19%, 11/01/15	1,240,786	1,290,927
Fannie Mae, 5.662%, 2/01/16	1,129,112	1,193,690
Fannie Mae, 5.732%, 7/01/16	1,839,834	1,993,417
Fannie Mae, 5.09%, 12/01/16	1,960,756	2,132,535
Fannie Mae, 5.05%, 1/01/17	2,344,928	2,513,781
Fannie Mae, 6%, 1/01/17 - 7/01/37	26,167,591	29,269,858
Fannie Mae, 5.5%, 11/01/17 - 4/01/40	45,831,135	51,255,127
Fannie Mae, 3.8%, 2/01/18	770,016	827,486
Fannie Mae, 3.91%, 2/01/18	1,145,120	1,230,583
Fannie Mae, 5%, 2/01/18 - 3/01/41	30,072,809	33,269,789
Fannie Mae, 4.5%, 6/01/18 - 4/01/41	18,257,772	19,792,928
Fannie Mae, 3.849%, 7/01/18	1,400,823	1,509,942
Fannie Mae, 2.578%, 9/25/18	4,000,000	4,143,616
Fannie Mae, 4.6%, 9/01/19	753,271	839,373
Fannie Mae, 4.88%, 3/01/20	445,105	489,480
Fannie Mae, 2.67%, 3/01/22	961,951	970,642
Fannie Mae, 2.73%, 4/01/23	686,355	688,252
Fannie Mae, 2.41%, 5/01/23	1,040,829	1,016,210
Fannie Mae, 2.59%, 5/01/23	1,025,758	1,014,459
Fannie Mae, 2.55%, 5/01/23	981,394	968,198
Fannie Mae, 3%, 3/01/27 - 4/01/27	4,382,350	4,557,820
Fannie Mae, 2.5%, 2/01/28 - 5/01/28	4,091,867	4,162,318
Fannie Mae, 7.5%, 3/01/30 - 2/01/32	0	0
Fannie Mae, 6.5%, 6/01/31 - 7/01/37	9,280,601	10,573,472
Fannie Mae, 4%, 2/01/41	1,884,860	2,003,166
Fannie Mae, 3.5%, 11/01/41 - 6/01/43	12,041,862	12,420,242
Fannie Mae, 3.5%, 4/01/43 - 9/01/43	47,329,120	48,795,590
Fannie Mae, TBA, 3%, 7/01/29	30,743,000	31,934,291
Fannie Mae, TBA, 4%, 7/01/44 - 8/01/44	97,046,000	102,939,647

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, TBA, 4.5%, 7/25/44	$33,542,000	$36,324,946
Freddie Mac, 3.034%, 10/25/20	1,781,000	1,860,730
Freddie Mac, 6%, 4/01/16 - 6/01/37	14,521,005	16,325,403
Freddie Mac, 3.882%, 11/25/17	2,574,445	2,777,579
Freddie Mac, 5%, 12/01/17 - 7/01/39	17,848,755	19,696,991
Freddie Mac, 3.154%, 2/25/18	712,000	753,556
Freddie Mac, 2.412%, 8/25/18	1,963,000	2,022,932
Freddie Mac, 4.5%, 1/01/19 - 10/01/39	11,801,965	12,715,427
Freddie Mac, 5.5%, 1/01/19 - 10/01/35	12,925,150	14,390,678
Freddie Mac, 5.085%, 3/25/19	6,789,000	7,728,625
Freddie Mac, 1.869%, 11/25/19	2,200,000	2,184,600
Freddie Mac, 2.313%, 3/25/20	600,000	606,860
Freddie Mac, 3.808%, 8/25/20	5,900,000	6,416,144
Freddie Mac, 2.682%, 10/25/22	1,960,000	1,961,784
Freddie Mac, 3.32%, 2/25/23	1,059,000	1,104,930
Freddie Mac, 3.458%, 8/25/23	5,373,000	5,651,923
Freddie Mac, 6.5%, 5/01/34 - 7/01/37	5,024,875	5,662,208
Freddie Mac, 4%, 11/01/40 - 11/01/43	29,497,582	31,291,729
Freddie Mac, 3.5%, 2/01/42 - 8/01/43	29,773,734	30,674,770
Freddie Mac, 3%, 4/01/43 - 7/01/43	33,770,247	33,410,048
Freddie Mac, TBA, 4%, 7/01/44	19,172,000	20,310,338
Ginnie Mae, 4.5%, 6/20/41	1,630,200	1,784,374
Ginnie Mae, 4%, 2/20/42	4,916,945	5,270,876
Ginnie Mae, 3%, 2/15/43 - 6/20/43	12,311,029	12,443,190
Ginnie Mae, 6%, 9/15/32 - 1/15/38	7,158,337	8,212,277
Ginnie Mae, 5.5%, 12/15/32 - 4/20/35	7,022,559	7,870,682
Ginnie Mae, 4.5%, 7/15/33 - 1/20/41	17,710,771	19,356,268
Ginnie Mae, 5%, 7/20/33 - 10/15/34	2,024,276	2,244,998
Ginnie Mae, 4%, 1/20/41 - 4/20/41	16,202,904	17,383,031
Ginnie Mae, 3.5%, 12/15/41 - 7/20/43	31,577,164	32,949,580
Ginnie Mae, 3%, 7/20/43	5,119,937	5,177,393
Ginnie Mae, TBA, 4.5%, 7/01/43	6,636,000	7,245,941

		$765,633,312
Network & Telecom - 0.3%
Verizon Communications, Inc., 6.4%, 9/15/33	$7,225,000	$8,850,177
Verizon Communications, Inc., 6.55%, 9/15/43	10,620,000	13,364,643

		$22,214,820
Oil Services - 0.0%
Transocean, Inc., 3.8%, 10/15/22	$2,855,000	$2,825,659

Other Banks & Diversified Financials - 1.0%
American Express Co., 5.5%, 9/12/16	$6,317,000	$6,936,098
Banco Bradesco S.A., 6.75%, 9/29/19 (n)	3,383,000	3,805,875
Banco de Credito del Peru, 5.375%, 9/16/20	4,872,000	5,340,930
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 9/09/23 (n)	4,960,000	5,289,795
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	4,730,000	5,415,850
Capital One Financial Corp., 6.15%, 9/01/16	8,680,000	9,605,852
Citigroup, Inc., 2.5%, 9/26/18	10,880,000	11,057,333
Discover Bank, 4.2%, 8/08/23	4,000,000	4,220,900
Groupe BPCE S.A., 12.5% to 8/6/09, FRN to 8/29/49 (n)	5,168,000	7,080,160
SunTrust Banks, Inc., 2.35%, 11/01/18	2,541,000	2,573,492
Swedbank AB, 2.125%, 9/29/17 (n)	1,317,000	1,341,325
U.S. Bancorp, 3.7%, 1/30/24	4,692,000	4,858,927

		$67,526,537

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - 0.5%
AbbVie, Inc., 1.2%, 11/06/15	$10,860,000	$10,933,327
Gilead Sciences, Inc., 3.7%, 4/01/24	1,862,000	1,910,600
Hospira, Inc., 6.05%, 3/30/17	5,813,000	6,412,989
Roche Holdings, Inc., 6%, 3/01/19 (n)	4,251,000	4,994,164
Teva Pharmaceutical Finance IV LLC, 3.65%, 11/10/21	7,330,000	7,522,097

		$31,773,177
Real Estate - Apartment - 0.1%
ERP Operating LP, REIT, 5.375%, 8/01/16	$1,460,000	$1,594,694
ERP Operating LP, REIT, 4.625%, 12/15/21	5,212,000	5,737,036

		$7,331,730
Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 5.375%, 2/01/21	$4,146,000	$4,715,884

Real Estate - Office - 0.0%
Boston Properties, Inc., REIT, 5%, 6/01/15	$2,006,000	$2,086,027

Real Estate - Retail - 0.2%
Simon Property Group, Inc., REIT, 4.375%, 3/01/21	$4,500,000	$4,947,674
WEA Finance LLC, 6.75%, 9/02/19 (n)	1,505,001	1,875,745
WEA Finance LLC, REIT, 4.625%, 5/10/21 (n)	5,810,001	6,673,964

		$13,497,383
Retailers - 0.4%
Gap, Inc., 5.95%, 4/12/21	$3,740,000	$4,328,242
Home Depot, Inc., 3.75%, 2/15/24	3,600,000	3,763,318
Home Depot, Inc., 5.95%, 4/01/41	1,578,000	1,977,671
Limited Brands, Inc., 5.25%, 11/01/14	2,262,000	2,291,406
Wal-Mart Stores, Inc., 5.25%, 9/01/35	12,347,000	14,285,405

		$26,646,042
Supermarkets - 0.1%
The Kroger Co., 4%, 2/01/24	$8,000,000	$8,299,272

Supranational - 0.1%
Asian Development Bank, 1.125%, 3/15/17	$3,322,000	$3,348,450

Telecommunications - Wireless - 0.3%
American Tower Trust I, 3.07%, 3/15/23 (n)	$5,960,000	$5,884,374
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	2,040,000	2,253,343
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	3,852,000	4,533,904
Rogers Communications, Inc., 6.8%, 8/15/18	8,529,000	10,136,290

		$22,807,911
Tobacco - 0.2%
Altria Group, Inc., 2.85%, 8/09/22	$6,040,000	$5,812,207
B.A.T. International Finance PLC, 3.25%, 6/07/22 (n)	5,833,000	5,770,144

		$11,582,351
Transportation - Services - 0.1%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$6,381,000	$8,361,343

U.S. Government Agencies and Equivalents - 0.3%
Aid-Egypt, 4.45%, 9/15/15	$9,559,000	$10,028,031
Small Business Administration, 4.35%, 7/01/23	561,085	594,065

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 4.77%, 4/01/24	$1,435,997	$1,529,366
Small Business Administration, 5.18%, 5/01/24	2,421,649	2,628,670
Small Business Administration, 5.52%, 6/01/24	1,227,373	1,345,520
Small Business Administration, 4.99%, 9/01/24	2,426,209	2,632,631
Small Business Administration, 4.95%, 3/01/25	1,955,041	2,111,528

		$20,869,811
U.S. Treasury Obligations - 14.1%
U.S. Treasury Bonds, 8.5%, 2/15/20	$2,148,000	$2,926,147
U.S. Treasury Bonds, 6%, 2/15/26	1,524,000	2,036,920
U.S. Treasury Bonds, 6.75%, 8/15/26	926,000	1,317,814
U.S. Treasury Bonds, 5.25%, 2/15/29	5,294,000	6,786,246
U.S. Treasury Bonds, 5.375%, 2/15/31	4,690,000	6,157,825
U.S. Treasury Bonds, 4.5%, 2/15/36	1,557,000	1,891,025
U.S. Treasury Bonds, 5%, 5/15/37	2,452,000	3,183,003
U.S. Treasury Bonds, 4.5%, 8/15/39	138,888,000	169,291,417
U.S. Treasury Notes, 2.125%, 5/31/15	179,336,000	182,586,465
U.S. Treasury Notes, 4.25%, 8/15/15	856,000	895,222
U.S. Treasury Notes, 0.375%, 2/15/16	95,901,500	96,013,897
U.S. Treasury Notes, 2.625%, 2/29/16	4,568,000	4,743,402
U.S. Treasury Notes, 0.875%, 12/31/16	204,051,000	205,119,003
U.S. Treasury Notes, 4.75%, 8/15/17	2,870,000	3,207,897
U.S. Treasury Notes, 3.75%, 11/15/18	4,535,000	4,988,146
U.S. Treasury Notes, 3.125%, 5/15/19	52,370,000	56,162,740
U.S. Treasury Notes, 3.5%, 5/15/20	55,133,000	60,280,162
U.S. Treasury Notes, 3.125%, 5/15/21	147,456,000	157,420,782

		$965,008,113
Utilities - Electric Power - 0.6%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	$3,550,000	$3,657,189
MidAmerican Funding LLC, 6.927%, 3/01/29	2,785,000	3,632,921
Oncor Electric Delivery Co., 7%, 9/01/22	4,555,000	5,820,957
Pacific Gas & Electric Co., 4.6%, 6/15/43	4,920,000	5,113,253
PPL Capital Funding, Inc., 5%, 3/15/44	1,773,000	1,908,276
PPL Corp., 3.4%, 6/01/23	4,920,000	4,927,036
Progress Energy, Inc., 3.15%, 4/01/22	6,169,000	6,187,365
PSEG Power LLC, 5.32%, 9/15/16	5,099,000	5,574,788
Waterford 3 Funding Corp., 8.09%, 1/02/17	2,987,365	2,986,868

		$39,808,653
Total Bonds		$2,622,338,820

Convertible Preferred Stocks - 0.0%
Aerospace - 0.0%
United Technologies Corp., 7.5%	27,887	$1,817,954

Money Market Funds - 4.6%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	315,091,185	$315,091,185

Collateral for Securities Loaned - 0.4%
JPMorgan Prime Money Market Fund, 0.04%, at Net Asset Value (j)	25,692,220	$25,692,220
Total Investments		$7,060,065,142

Other Assets, Less Liabilities - (3.2)%		(216,747,506)
Net Assets - 100.0%		$6,843,317,636

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $156,892,041, representing 2.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.749%, 12/28/40	3/01/06	$6,168,466	$4,101,981
BlackRock Capital Finance LP, 7.75%, 9/25/26	10/10/96	575,989	70,103
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25	5/06/14	3,368,168	3,399,206
Petroleos Mexicanos, 3.125%, 1/23/19	1/15/14	2,358,000	2,439,351
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19	4/28/14	5,281,182	5,372,335
Total Restricted Securities			$15,382,976
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,096,942,917	$—	$—	$4,096,942,917
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	989,687,327	—	989,687,327
Non-U.S. Sovereign Debt	—	60,190,253	—	60,190,253
U.S. Corporate Bonds	—	493,241,720	—	493,241,720
Residential Mortgage-Backed Securities	—	773,415,024	—	773,415,024
Commercial Mortgage-Backed Securities	—	105,627,815	—	105,627,815
Asset-Backed Securities (including CDOs)	—	11,251,558	—	11,251,558
Foreign Bonds	—	188,925,123	—	188,925,123
Mutual Funds	340,783,405	—	—	340,783,405
Total Investments	$4,437,726,322	$2,622,338,820	$—	$7,060,065,142

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $28,344,017 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,731,715,038
Gross unrealized appreciation	1,359,512,808
Gross unrealized depreciation	(31,162,704)
Net unrealized appreciation (depreciation)	$1,328,350,104

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	216,107,428	523,717,682	(424,733,925)	315,091,185

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$156,493	$315,091,185

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: August 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: August 15, 2014

*	Print name and title of each signing officer under his or her signature.